Expense Example	Dec. 23, 2025 USD ($)
TrueShares S&P Autocallable High Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 76
Expense Example, with Redemption, 3 Years	237
TrueShares S&P Autocallable Defensive Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	$ 237